Additional Notes - Summary of Interest Income and Expense of Financial Instruments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments [Line Items]
Interest Income on Other Financial Assets at Amortized Cost	€ 723	€ 1,233	€ 223
Interest Expenses on Financial Assets at Amortised Cost	(2,415)	(1,021)	(91)
Interest expense on other financial liabilities	(62,252)	(17,783)	0
Interest Revenue for Financial Liabilities	0	0	0
Gross Gains (Losses) on Financial Instruments	€ (63,944)	€ (17,571)	€ 132